Note 8 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 2,749
2019	1,130
2020	114,437
2021	30,451
2021 and thereafter	$ 120,858